Financial risk management - Schedule of VaR from financial instruments (Details) - Currency risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk management
Total VaR	€ 12	€ 36
Profit	10	40
OCI	15	23
CTA	0	0
Weighted average
Risk management
Total VaR	25	19
Profit	19	15
OCI	37	21
CTA	0	0
Bottom of range
Risk management
Total VaR	12	8
Profit	10	9
OCI	13	11
CTA	0	0
Top of range
Risk management
Total VaR	41	36
Profit	34	40
OCI	56	25
CTA	€ 0	€ 0